Goldman Sachs High Yield Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs High Yield Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 545
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	1,730
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	2,169
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	957
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,536
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,049
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,624
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 945